Risk management and financial instruments - Fair Value Measurements of Recurring Assets and Liabilities (Details) (Fair value, recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 751	$ 1,082
Total assets	756	1,091
Total liabilities	375	147
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	751	1,078
Total assets	751	1,078
Total liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Total assets	5	9
Total liabilities	375	147
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	4
Total assets	0	4
Total liabilities	0	0
Interest Rate Swap | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	139	94
Interest Rate Swap | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	139	94
Interest Rate Swap | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	3	2
Interest Rate Swap | Long-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	3	2
Interest Rate Swap | Long-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross Currency Interest Rate Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	201	46
Cross Currency Interest Rate Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross Currency Interest Rate Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	201	46
Cross Currency Interest Rate Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Forward Contracts | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	27	3
Forward Contracts | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	0	0
Forward Contracts | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	27	3
Forward Contracts | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	0	0
Other Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	5	2
Other Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	0	0
Other Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	5	2
Other Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	0	0
Short-term receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable	5	5
Other derivative instruments – short term receivable		2
Short-term receivable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable	0	0
Other derivative instruments – short term receivable		0
Short-term receivable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable	5	5
Other derivative instruments – short term receivable		2
Short-term receivable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable	0	0
Other derivative instruments – short term receivable		0
Short-term receivable | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable		2
Short-term receivable | Cross Currency Interest Rate Contract | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable		0
Short-term receivable | Cross Currency Interest Rate Contract | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable		2
Short-term receivable | Cross Currency Interest Rate Contract | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – short term receivable		$ 0